Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Deferred Revenue [Abstract]
Schedule of Contract Liabilities

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Non-current	86	106
Current	1,834	2,170
	1,920	2,276